Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Dividends	Total Payments
Total	$ 15,774,951	$ 9,263,384	$ 420,913	$ 184,000	$ 25,643,248
ZIMBABWE
Total	15,156,784	9,263,384	420,913	184,000	25,025,081
ZIMBABWE | Zimbabwe Revenue Authority [Member]
Total	15,156,784	$ 9,263,384			24,420,168
ZIMBABWE | National Indigenisation and Economic Empowerment Fund [Member]
Total				$ 184,000	184,000
ZIMBABWE | Ministry of Mines [Member]
Total			$ 420,913		420,913
South-Africa [Member]
Total	618,167				618,167
South-Africa [Member] | South African Revenue Authority [Member]
Total	$ 618,167				$ 618,167